Significant restructuring transaction, mergers and acquisitions and equity investments- Alibaba Health (Details) shares in Millions, $ in Millions, $ in Millions	1 Months Ended							12 Months Ended
	May 31, 2018 HKD ($) shares	Jan. 31, 2018 HKD ($) shares	Jan. 31, 2018 CNY (¥) shares	Jun. 30, 2017 CNY (¥) shares	Jul. 31, 2015 CNY (¥)	Apr. 30, 2014 HKD ($)	Apr. 30, 2014 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 CNY (¥)	Jul. 31, 2015 HKD ($)	Jul. 31, 2015 CNY (¥)
Acquisition
Noncontrolling interests								$ 11,258		¥ 42,330,000,000		¥ 70,616,000,000
Payments to acquire interest in subsidiaries								8,568	¥ 53,742,000,000	39,429,000,000	¥ 37,625,000,000
The allocation of the equity value at the date of the deemed acquisition
Goodwill								$ 25,850		¥ 125,420,000,000	81,645,000,000	¥ 162,149,000,000
Developed technology and patents | Maximum
The equity value is comprised of:
Estimated amortization periods								5 years	5 years
Trade names, trademarks and domain names | Maximum
The equity value is comprised of:
Estimated amortization periods								20 years	20 years
User base and customer relationships | Maximum
The equity value is comprised of:
Estimated amortization periods								16 years	16 years
Alibaba Health
Acquisition
Issuance of ordinary shares (in shares) | shares				1,200
Equity interest held (as a percentage)													54.00%	54.00%
Equity interest held in subsidiary (as a percentage)				46.00%				48.00%				48.00%	38.00%	38.00%
Equity value													$ 64,319	¥ 50,723,000,000
Gain recognized in relation to the revaluation of previously held equity interest relating to obtaining control											¥ 18,603,000,000
Noncontrolling interests			¥ 468,000,000	¥ 3,962,000,000
Payments to acquire interest in subsidiaries		$ 1,770	¥ 1,469,000,000
The allocation of the equity value at the date of the deemed acquisition
Net assets acquired														1,290,000,000
Goodwill														49,320,000,000
Deferred tax assets														19,000,000
Deferred tax liabilities														(19,000,000)
Total													$ 64,319	50,723,000,000
The equity value is comprised of:
- fair value of previously held equity interests					¥ 19,264,000,000
- fair value of noncontrolling interests					31,459,000,000
Total					¥ 50,723,000,000
Weighted average amortization period					2 years 7 months 6 days
Alibaba Health | Future
Acquisition
Equity interest held in subsidiary (as a percentage)	56.00%
Alibaba Health | Maximum
The equity value is comprised of:
Estimated amortization periods					3 years
Alibaba Health | Developed technology and patents
The allocation of the equity value at the date of the deemed acquisition
Amortizable intangible assets														70,000,000
Alibaba Health | Trade names, trademarks and domain names
The allocation of the equity value at the date of the deemed acquisition
Amortizable intangible assets														35,000,000
Alibaba Health | User base and customer relationships
The allocation of the equity value at the date of the deemed acquisition
Amortizable intangible assets														¥ 8,000,000
Alibaba Health | Ordinary Shares
Acquisition
Ordinary shares purchased | shares		442	442
Special purpose entity | Ordinary Shares
Acquisition
Equity interest (as a percent)						70.00%	70.00%
Purchase consideration, equity method						$ 932	¥ 741,000,000
Alibaba Health | Yunfeng
Acquisition
Consideration paid to related party for giving up its voting rights with respect to its indirect interest in investee					¥ 0
Alibaba Health | Ordinary Shares
Acquisition
Equity interest (as a percent)						38.00%	38.00%
Company and Yunfeng | Alibaba Health | Ordinary Shares
Acquisition
Percentage of equity interest acquired						54.00%	54.00%
Alibaba Health | Tmall China | Future
Acquisition
Aggregate consideration | $	$ 10,600
Shares issued in transaction | shares	1,800